UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.	Name and address of issuer:
	SANFORD C. BERNSTEIN FUND, INC.
	767 Fifth Avenue, New York, NY  10153

2.	The name of each series or class of securities
	for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ XX ]

3.	Investment Company Act File Number:  811-5555

	Securities Act File Number:  33-21844

4(a).	Last day of fiscal year for which this
	Form is filed:  September 30, 1999

4(b).	[  ] Check box if this Form is being filed
	late (i.e., more than 90 calendar days
	after the end of this issuer's fiscal year).

	Note: If the Form is being filed late,
	interest must be paid on the registration fee due.

4(c).	[  ] Check box if this is the last time
	the issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
	sold during the fiscal year pursuant
	to section 24(f):			$ 6,406,971,420

(ii)	Aggregate price of securities
	redeemed or repurchased during
	the fiscal year:			$ 5,237,978,268

(iii)	Aggregate price of securities
	redeemed or repurchased during
	any prior fiscal year ending no
	earlier than October 11, 1995
	that were not previously used
	to reduce registration fees
	payable to the Commission:		$ 0

(iv)	Total available redemption
	credits [add items 5(ii) and
	5(iii)]:				$ 5,237,978,268

(v)	Net sales - if Item 5(i) is
	greater than Item 5(iv) [subtract
	Item 5(iv) from Item 5(i)]:		$ 1,168,993,152

(vi)	Redemption credits available
	for use in future years --
	if Item 5(i) is less than
	Item 5(iv) [subtract Item 5(iv)
	from Item 5(i)]: 			$ (0)

(vii)	Multiplier for determining
	registration fee			X  .000264

(viii)	Registration fee due
	[multiply Item 5(v) by Item 5(vii)]
	(enter "0" if no fee is due):		$ 308,614.19

6.	Prepaid Shares				$ 0

If the response to Item 5(i) was
Determined by deducting an amount
of securities that were registered
under the Securities Act of 1933
pursuant to rule 24e-2 as in effect
before [effective date of rescission
of rule 24e-2], then report the
amount of securities (number of
shares or other units) deducted
here:  _____________  If there is
a number of shares or other units
that were registered pursuant to
rule 24e-2 remaining unsold at
the end of the fiscal year for
which this form is filed that are
available for use by the issuer in
future fiscal years, then state that
number here: _________.

7.	Interest due -- if this Form is
	being filed more than 90 days
	after the end of the issuer's
	fiscal year:				$0

8.	Total of the amount of the
	registration fee due plus
	any interest due [line 5(viii)
	plus line 7]:				$ 308,614.19

9.	Date the registration fee and any
	interest payment was sent to the
	Commission's lockbox depository:
	December 22, 1999

	Method of Delivery:
	Wire Transfer		[ XX ]
	Mail or other Means	[    ]

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By:  Jean Margo Reid, Secretary

Date:  December 22, 1999